Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Current Fiscal Year End Date	--01-31
Entity File Number	001-38451
Entity Registrant Name	Zuora, Inc
Entity Central Index Key	0001423774
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5530976
Entity Address, Address Line One	101 Redwood Shores Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	888
Local Phone Number	976-9056
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ZUO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false